Financial Liabilities and Lease Debts - Schedule of reconciliation of movements of liabilities to cash flows arising from financing liabilities (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
BPI Refundable Advance Agreement [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		$ 4,042	$ 3,189
Other non-cash movements financial liabilities and lease debts		121
Interest expense financial liabilities and lease debts		189	196
Currency translation adjustment financial liabilities and lease debts		(130)	423
Financial liabilities and lease debts, Ending balance		4,222	3,808
Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	[1]	7,701	8,385
Debt repayments financial liabilities and lease debts	[1]	(4,575)	(4,254)
Reclassifications financial liabilities and lease debts	[1]	3,748	2,966
Interest expense financial liabilities and lease debts	[1]	823	1,164
Interest paid financial liabilities and lease debts	[1]	(823)	(1,164)
Currency translation adjustment financial liabilities and lease debts	[1]	(100)	380
Financial liabilities and lease debts, Ending balance	[1]	6,774	7,477
Non Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		27,725	34,245
Reclassifications financial liabilities and lease debts		(3,748)	(2,966)
Currency translation adjustment financial liabilities and lease debts		(155)	984
Financial liabilities and lease debts, Ending balance		23,823	32,264
Current Portion of State-Guaranteed Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		4,090	4,841
Debt repayments financial liabilities and lease debts		(2,711)	(2,531)
Other non-cash movements financial liabilities and lease debts			9
Reclassifications financial liabilities and lease debts			2,539
Interest expense financial liabilities and lease debts		36	78
Interest paid financial liabilities and lease debts		(45)	(87)
Currency translation adjustment financial liabilities and lease debts		(60)	620
Financial liabilities and lease debts, Ending balance		1,311	5,469
Non-Current Portion of State-Guaranteed Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance			3,599
Reclassifications financial liabilities and lease debts			(2,539)
Currency translation adjustment financial liabilities and lease debts			278
Financial liabilities and lease debts, Ending balance			1,338
European Investment Bank Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		47,175	37,202
Other non-cash movements financial liabilities and lease debts			(11)
Interest expense financial liabilities and lease debts		2,761	2,302
Currency translation adjustment financial liabilities and lease debts		(1,495)	4,924
Financial liabilities and lease debts, Ending balance		48,442	44,417
European Investment Bank Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		22,059	6,010
Non-cash change in fair value financial liabilities and lease debts		(8,735)	(1,209)
Currency translation adjustment financial liabilities and lease debts		(462)	683
Financial liabilities and lease debts, Ending balance		12,863	5,484
Other Current Financial Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		6,369	11,293
Debt repayments financial liabilities and lease debts		(72)	(67)
Other non-cash movements financial liabilities and lease debts			41
Reclassifications financial liabilities and lease debts		77	72
Interest expense financial liabilities and lease debts		132	247
Interest paid financial liabilities and lease debts		(131)	(258)
Currency translation adjustment financial liabilities and lease debts		(187)	1,433
Financial liabilities and lease debts, Ending balance		6,189	12,761
Other Non-Current Financial Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		735	881
Reclassifications financial liabilities and lease debts		(77)	(72)
Financial liabilities and lease debts, Ending balance		658	809
Total Current Financial Liabilities and Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		18,161	24,519
Debt repayments financial liabilities and lease debts		(7,357)	(6,852)
Other non-cash movements financial liabilities and lease debts			50
Reclassifications financial liabilities and lease debts		3,825	5,577
Interest expense financial liabilities and lease debts		991	1,489
Interest paid financial liabilities and lease debts		(999)	(1,509)
Currency translation adjustment financial liabilities and lease debts		(346)	2,433
Financial liabilities and lease debts, Ending balance		14,274	25,707
Total Non-Current Financial Liabilities and Non-Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance		101,738	85,127
Other non-cash movements financial liabilities and lease debts		121	(11)
Reclassifications financial liabilities and lease debts		(3,825)	(5,577)
Interest expense financial liabilities and lease debts		2,950	2,498
Non-cash change in fair value financial liabilities and lease debts		(8,735)	(1,209)
Currency translation adjustment financial liabilities and lease debts		(2,241)	7,292
Financial liabilities and lease debts, Ending balance		$ 90,008	$ 88,120

[1]	Payments on lease debts as presented on the Company's Interim Condensed Statements of Consolidated Cash Flows include debt repayments and related interests paid.